Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Payments of Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of December 31, 2020	As of December 31, 2019
	(Audited)	(Audited)
	$	$
Within 1 year	183,990	113,291
After 1 year but within 5 years	-	171,630
Total lease payments	183,990	284,921

Less: imputed interest	(6,349)	(16,318)
Total lease obligations	177,641	268,603
Less: current obligations	(177,641)	(102,159)
Long-term lease obligations	-	166,444